U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                        Read instructions at end of Form
                          before preparing Form. Please
                                 print or type.


1.    Name and address of issuer:

                      OCC Distributors
                      Two World Financial Center
                      225 Liberty Street
                      New York, New York  10281

2.    Name of each series or class of funds for which this notice is filed:

         Qualified Unit Investment Liquid Trust Series ("QUILTS"), QUILTS Asset Builder - U.S. Treasury Series 15, QUILTS Laddered Income - U.S. Treasury Series 16, QUILTS Laddered Income - U.S. Treasury Series 17 and QUILTS Laddered Income - Corporate Bond Series 2

3.    Investment Company Act File Number:          811-7442

      Securities Act File Number:        33-62647

4.    Last day of fiscal year for which this notice is fileJune 30, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
      issuer's 24f-2 declaration:                                  /  /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                            Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                 None


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8.    Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                 None

9.    Number and aggregate sale price of securities sold during the fiscal year:

      7,981,089 Units                             $7,855,529.03

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      7,981,089 Units                             $7,855,529.03

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                            Not Applicable

12.   Calculation of registration fee:


       (i) Aggregate sale price of securities sold during
           the fiscal year in reliance on rule 24f-2
           (from Item 10):                                       $ 7,855,529.03
                                                                 --------------
      (ii) Aggregate price of shares issued in connection
           with dividend reinvestment plans (from Item 11,
           if applicable):                                       +            0
                                                                 --------------
     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):               -10,378,205.85
                                                                 --------------
      (iv) Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing
           fees pursuant to rule 24e-2 (if applicable):          +            0
                                                                 --------------
       (v) Net aggregate price of securities sold and
           issued during the fiscal year in reliance on
           rule 24f-2 [line (i), plus line (ii), less
           line (iii), plus line (iv)] (if applicable):                       0
                                                                 --------------
      (vi) Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable
           law or regulation (see instruction C.6):              x       1/3300
                                                                 --------------
    (vii)  Fee due [line (i) or line (v) multiplied
           by line (vi)]:                                        $            0
                                                                 --------------

Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.


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13.   Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
      Informal and Other Procedures (17 CFR 202.3a).                    /  /

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                        No filing fee required.

      Exhibit:  Opinion of Messrs. Battle Fowler LLP


                              SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                         OCC DISTRIBUTORS
                                         (Issuer)


                                         By:  OPPENHEIMER FINANCIAL
                                              CORP., as Managing Partner of the
                                              Issuer


         By (Signature and Title)*
         /s/ SUSAN A. MURPHY
         ---------------------------------------
         Susan A. Murphy, Authorized Signatory


Date:  August 29, 1997









 * Please print the name and title of the signing officer below the signature.


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